Note 8 - Subordinated Debentures and Trust Preferred Securities (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	0 Months Ended
	Mar. 07, 2013	Mar. 22, 2007	Sep. 07, 2000
Proceeds from Issuance of Trust Preferred Securities (in Dollars)		$ 8,500	$ 5,000
Debt Instrument, Interest Rate, Stated Percentage		6.58%	10.60%
Callable Premium at Issuance			105.30%
Annual Decrease in Callable Premium			53.00%
Redemption of Subordinated Debentures, Percent of total amount	104.24%
Debt Instrument, Basis Spread on Variable Rate		1.68%